Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents (Note 18)	$ 164,262	¥ 13,536,824	¥ 13,313,615
Accounts receivable, net of allowance for doubtful accounts of ¥44,002 thousand and ¥107,919 thousand ($1,310 thousand) at March 31, 2011 and 2012, respectively (Notes 5, 6 and 22)	190,779	15,722,135	16,431,374
Inventories (Note 3)	9,126	752,075	601,088
Prepaid expenses	22,429	1,848,344	1,680,158
Deferred tax assets―current (Note 12)	11,399	939,370	978,263
Other current assets, net of allowance for doubtful accounts of ¥720 thousand and ¥10,732 thousand ($130 thousand) at March 31, 2011 and 2012, respectively (Notes 5 and 9)	10,818	891,560	1,533,185
Total current assets	408,813	33,690,308	34,537,683
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	17,069	1,406,634	1,251,990
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	35,653	2,938,146	2,794,046
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	239,480	19,735,546	16,480,724
GOODWILL (Note 8)	70,238	5,788,333	5,788,333
OTHER INTANGIBLE ASSETS—Net (Note 8)	65,483	5,396,469	6,054,503
GUARANTEE DEPOSITS (Note 9)	23,053	1,899,815	1,889,796
DEFERRED TAX ASSETS―Noncurrent (Note 12)	300	24,760	16,393
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	11,351	935,446	1,266,409
PREPAID EXPENSES―Noncurrent	18,650	1,536,932	1,187,219
OTHER ASSETS, net of allowance for doubtful accounts of ¥81,448 thousand and ¥86,388 thousand ($1,048 thousand) at March 31, 2011 and 2012, respectively, and net of loan loss valuation allowance of ¥16,701 thousand at March 31, 2011 (Notes 5, 6 and 18)	1,710	140,857	205,893
TOTAL	891,800	73,493,246	71,472,989
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	109,210	9,000,000	13,430,000
Long-term borrowings —current portion (Note 11)	12,256	1,010,000
Capital lease obligations—current portion (Note 9)	36,370	2,997,292	2,787,955
Accounts payable —trade(Notes 6 and 22)	110,346	9,093,657	12,014,809
Accounts payable —other	8,000	659,266	1,559,343
Income taxes payable (Note 12)	26,818	2,210,089	355,183
Accrued expenses	27,634	2,277,307	1,889,891
Deferred income―current	18,147	1,495,468	1,667,336
Other current liabilities	8,705	717,342	460,934
Total current liabilities	357,486	29,460,421	34,165,451
LONG-TERM BORROWINGS (Note 11)	24,148	1,990,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	57,532	4,741,241	3,626,565
ACCRUED RETIREMENT AND PENSION COSTS―Noncurrent (Note 13)	21,911	1,805,683	1,567,050
DEFERRED TAX LIABILITIES―Noncurrent (Note 12)	7,915	652,280	609,412
DEFERRED INCOME―Noncurrent	18,774	1,547,159	1,270,984
OTHER NONCURRENT LIABILITIES	7,283	600,215	592,177
Total liabilities	495,049	40,796,999	41,831,639
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 377,600 shares; issued and outstanding, 206,478 shares at March 31, 2011 and 2012	204,269	16,833,847	16,833,847
Additional paid-in capital	330,789	27,260,318	27,318,912
Accumulated deficit	(133,362)	(10,990,348)	(14,023,259)
Accumulated other comprehensive loss	(285)	(23,533)	(85,134)
Treasury stock—3,794 shares held by the company at March 31, 2011 and 2012	(4,758)	(392,079)	(392,079)
Total Internet Initiative Japan Inc. shareholders' equity	396,653	32,688,205	29,652,287
NONCONTROLLING INTERESTS	98	8,042	(10,937)
Total equity	396,751	32,696,247	29,641,350
TOTAL	$ 891,800	¥ 73,493,246	¥ 71,472,989